Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Long Term Debt By Maturity [Abstract]
2018	$ 43,019
2019	49,962
2020	30,990
2021	370,341
2022	0
2023 and thereafter	0
Total borrowings	$ 494,312	$ 528,097